Columbia Variable Portfolio - Diversified Equity Income Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Diversified Equity Income Fund		Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 1, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 2, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia Variable Portfolio - Diversified Equity Income Fund Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.14%	0.14%	0.14%
Total annual fund operating expenses			0.70%	0.95%	0.83%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Diversified Equity Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 1	72	224	390	874
Class 2, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 2	97	303	526	1,171
Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund	Class 3	85	265	461	1,029

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Diversified Equity Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund	Columbia VP — Diversified Equity Income Fund:	Class 3		16.83%	2.78%	6.03%
Russell 1000 Value Index		Russell 1000® Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index	(reflects no deduction for taxes)	14.04%	2.15%	2.86%

Columbia Variable Portfolio - International Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - International Opportunity Fund		Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 1, Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 2, Columbia Variable Portfolio - International Opportunity Fund	Columbia Variable Portfolio - International Opportunity Fund Class 3, Columbia Variable Portfolio - International Opportunity Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.20%	0.20%	0.20%
Total annual fund operating expenses			0.99%	1.24%	1.12%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - International Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - International Opportunity Fund	Class 1	101	316	548	1,218
Class 2, Columbia Variable Portfolio - International Opportunity Fund	Class 2	126	394	682	1,505
Class 3, Columbia Variable Portfolio - International Opportunity Fund	Class 3	114	356	618	1,368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors with an above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - International Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - International Opportunity Fund	Columbia VP — International Opportunity Fund:	Class 3		13.89%	3.90%	1.91%
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses or taxes)	8.21%	2.94%	3.94%
Lipper International Large-Cap Core Funds Index		Lipper International Large-Cap Core Funds Index	(reflects no deduction for taxes)	8.82%	2.33%	3.06%

Columbia Variable Portfolio - Large Cap Growth Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Large Cap Growth Fund		Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Large Cap Growth Fund Class 1, Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Large Cap Growth Fund Class 2, Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Large Cap Growth Fund Class 3, Columbia Variable Portfolio - Large Cap Growth Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.18%	0.18%	0.18%
Total annual fund operating expenses			0.89%	1.14%	1.02%
Less: Fee waiver/expense reimbursement	[2]		(0.13%)	(0.13%)	(0.13%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[2]		0.76%	1.01%	0.89%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.765% for Class 1, 1.015% for Class 2 and 0.89% for Class 3.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Large Cap Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Large Cap Growth Fund	Class 1	78	271	481	1,088
Class 2, Columbia Variable Portfolio - Large Cap Growth Fund	Class 2	103	350	616	1,379
Class 3, Columbia Variable Portfolio - Large Cap Growth Fund	Class 3	91	312	552	1,241

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.6 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small and mid-capitalization companies. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occuring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Large Cap Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Large Cap Growth Fund	Columbia VP — Large Cap Growth Fund:	Class 3		17.16%	0.45%	(2.88%)
Russell 1000 Growth Index		Russell 1000 Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%
Lipper Large-Cap Growth Funds Index		Lipper Large-Cap Growth Funds Index	(reflects no deduction for taxes)	15.13%	2.38%	(1.01%)

Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Mid Cap Value Opportunity Fund		Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 1, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 2, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia Variable Portfolio - Mid Cap Value Opportunity Fund Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.15%	0.15%	0.15%
Total annual fund operating expenses			0.91%	1.16%	1.04%
Less: Fee waiver/expense reimbursement	[2]		(0.02%)	(0.02%)	(0.02%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[2]		0.89%	1.14%	1.02%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.895% for Class 1, 1.145% for Class 2 and 1.02% for Class 3.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 1	91	288	503	1,122
Class 2, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 2	116	367	637	1,412
Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Class 3	104	329	573	1,274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $208.9 million to $19.4 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +23.27% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -28.69% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund	Columbia VP — Mid Cap Value Opportunity Fund:	Class 3		22.51%	3.82%	6.46%	May 2, 2005
Russell Midcap Value Index		Russell Midcap Value Index	(reflects no deduction for fees, expenses or taxes)	24.75%	4.08%	6.02%	May 2, 2005
Lipper Mid-Cap Value Funds Index		Lipper Mid-Cap Value Funds Index	(reflects no deduction for taxes)	21.64%	4.19%	5.99%	May 2, 2005

Columbia Variable Portfolio - S&P 500 Index Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - S&P 500 Index Fund		Columbia Variable Portfolio - S&P 500 Index Fund	Columbia Variable Portfolio - S&P 500 Index Fund Class 1, Columbia Variable Portfolio - S&P 500 Index Fund		Columbia Variable Portfolio - S&P 500 Index Fund Class 2, Columbia Variable Portfolio - S&P 500 Index Fund		Columbia Variable Portfolio - S&P 500 Index Fund Class 3, Columbia Variable Portfolio - S&P 500 Index Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1		Class 2		Class 3
Management fees			0.10%		0.10%		0.10%
Distribution and/or service (12b-1) fees			none		0.25%		0.13%
Other expenses			0.24%	[2]	0.24%	[2]	0.24%
Total annual fund operating expenses			0.34%		0.59%		0.47%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - S&P 500 Index Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - S&P 500 Index Fund	Class 1	35	109	191	433
Class 2, Columbia Variable Portfolio - S&P 500 Index Fund	Class 2	60	189	330	741
Class 3, Columbia Variable Portfolio - S&P 500 Index Fund	Class 3	48	151	264	594

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% (including the amount of any borrowings for investment purposes) of its net assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC, expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Tracking Error Risk. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +15.79% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.84% (quarter ended Dec. 31, 2008).
Average Annual Total Returns(for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - S&P 500 Index Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - S&P 500 Index Fund	Columbia VP — S&P 500 Index Fund:	Class 3		14.71%	1.93%	0.97%
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Lipper S&P 500 Objective Funds Index		Lipper S&P 500 Objective Funds Index	(reflects no deduction for taxes)	14.70%	2.08%	1.16%

Columbia Variable Portfolio - Select Large-Cap Value Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Select Large Cap Value Fund		Columbia Variable Portfolio - Select Large-Cap Value Fund	Columbia Variable Portfolio - Select Large-Cap Value Fund Class 1, Columbia Variable Portfolio - Select Large-Cap Value Fund	Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2, Columbia Variable Portfolio - Select Large-Cap Value Fund	Columbia Variable Portfolio - Select Large-Cap Value Fund Class 3, Columbia Variable Portfolio - Select Large-Cap Value Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.71%	0.71%	0.71%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.33%	0.33%	0.33%
Total annual fund operating expenses			1.04%	1.29%	1.17%
Less: Fee waiver/expense reimbursement	[2]		(0.22%)	(0.22%)	(0.22%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[2]		0.82%	1.07%	0.95%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.825% for Class 1, 1.075% for Class 2, and 0.95% for Class 3.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Select Large-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Select Large-Cap Value Fund	Class 1	84	309	554	1,256
Class 2, Columbia Variable Portfolio - Select Large-Cap Value Fund	Class 2	109	388	688	1,542
Class 3, Columbia Variable Portfolio - Select Large-Cap Value Fund	Class 3	97	350	623	1,406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +22.65% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -20.72% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Select Large-Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	Since Inception	Inception Date
Class 3, Columbia Variable Portfolio - Select Large-Cap Value Fund	Columbia VP — Select Large-Cap Value Fund:	Class 3		20.52%	1.75%	3.41%	Feb 4, 2004
Russell 1000 Value Index		Russell 1000 Value Index	(reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	4.05%	Feb 4, 2004
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.69%	Feb 4, 2004
Lipper Large-Cap Value Funds Index		Lipper Large-Cap Value Funds Index	(reflects no deduction for taxes)	13.02%	1.52%	3.51%	Feb 4, 2004

Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Select Smaller Cap Value Fund		Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Columbia Variable Portfolio - Select Smaller-Cap Value Fund Class 1, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Columbia Variable Portfolio - Select Smaller-Cap Value Fund Class 2, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Columbia Variable Portfolio - Select Smaller-Cap Value Fund Class 3, Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.21%	0.21%	0.21%
Total annual fund operating expenses			1.00%	1.25%	1.13%
Less: Fee waiver/expense reimbursement	[2]		(0.05%)	(0.05%)	(0.05%)
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	[2]		0.95%	1.20%	1.08%
[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.955% for Class 1, 1.205% for Class 2 and 1.08% for Class 3.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Select Smaller-Cap Value Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Class 1	97	314	548	1,225
Class 2, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Class 2	122	392	682	1,512
Class 3, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Class 3	110	354	618	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $7.7 million to $5.7 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than a particular industry.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors, or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +31.51% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Select Smaller-Cap Value Fund	Columbia VP — Select Smaller-Cap Value Fund:	Class 3		26.79%	3.10%	5.19%
Russell 2000 Index		Russell 2000 Index	(reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%
Lipper Small-Cap Core Funds Index		Lipper Small-Cap Core Funds Index	(reflects no deduction for taxes)	25.71%	4.76%	6.95%

Columbia Variable Portfolio - Short Duration U.S. Government Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Variable Portfolio (VP) – Short Duration U.S. Government Fund (the Fund) seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses - Columbia Variable Portfolio - Short Duration U.S. Government Fund		Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 1, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 2, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia Variable Portfolio - Short Duration U.S. Government Fund Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class 1	Class 2	Class 3
Management fees			0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees			none	0.25%	0.13%
Other expenses			0.16%	0.16%	0.16%
Total annual fund operating expenses			0.52%	0.77%	0.65%
[1]	The expense ratios have been adjusted to reflect current fees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Variable Portfolio - Short Duration U.S. Government Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class 1, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 1	53	167	291	656
Class 2, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 2	79	246	429	958
Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Class 3	66	208	363	814

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Class 3 Annual Total Returns

(calendar year)
During the periods shown: • Highest return for a calendar quarter was +3.09% (quarter ended Sept. 30, 2001). • Lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).
Average Annual Total Returns (for periods ended Dec. 31, 2010)
Average Annual Total Returns Columbia Variable Portfolio - Short Duration U.S. Government Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund	Columbia VP — Short Duration U.S. Government Fund:	Class 3		3.00%	2.97%	3.08%
Barclays Capital U.S. 1-3 Year Government Index		Barclays Capital U.S. 1-3 Year Government Index	(reflects no deduction for fees, expenses or taxes)	2.40%	4.32%	4.07%
Lipper Short U.S. Government Funds Index		Lipper Short U.S. Government Funds Index	(reflects no deduction for taxes)	2.76%	3.87%	3.57%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Columbia Variable Portfolio - Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, steady growth of capital.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector, and, at times, it may emphasize one or more particular sectors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +22.69% (quarter ended June 30, 2003). • Lowest return for a calendar quarter was -23.96% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Diversified Equity Income Fund | Class 1, Columbia Variable Portfolio - Diversified Equity Income Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	874
Columbia Variable Portfolio - Diversified Equity Income Fund | Class 2, Columbia Variable Portfolio - Diversified Equity Income Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	526
10 years	rr_ExpenseExampleYear10	1,171
Columbia Variable Portfolio - Diversified Equity Income Fund | Class 3, Columbia Variable Portfolio - Diversified Equity Income Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	461
10 years	rr_ExpenseExampleYear10	1,029
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	2.14%
2002	rr_AnnualReturn2002	(19.03%)
2003	rr_AnnualReturn2003	41.16%
2004	rr_AnnualReturn2004	18.20%
2005	rr_AnnualReturn2005	13.50%
2006	rr_AnnualReturn2006	19.75%
2007	rr_AnnualReturn2007	8.02%
2008	rr_AnnualReturn2008	(40.47%)
2009	rr_AnnualReturn2009	27.46%
2010	rr_AnnualReturn2010	16.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.96%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Diversified Equity Income Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	16.83%
5 years	rr_AverageAnnualReturnYear05	2.78%
10 years	rr_AverageAnnualReturnYear10	6.03%
Columbia Variable Portfolio - Diversified Equity Income Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
10 years	rr_AverageAnnualReturnYear10	3.26%
Columbia Variable Portfolio - Diversified Equity Income Fund | Lipper Equity Income Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	14.04%
5 years	rr_AverageAnnualReturnYear05	2.15%
10 years	rr_AverageAnnualReturnYear10	2.86%
Columbia Variable Portfolio - International Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – International Opportunity Fund (the Fund) seeks to provide shareholders with capital appreciation.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to offer strong growth potential. The Fund can invest in securities of companies of any size, including small and mid-capitalization companies. The Fund may invest in developed and in emerging markets. The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund’s exposure to foreign currency.

Columbia Management Investment Advisers, LLC serves as the investment manager to the Fund and is responsible for oversight of the subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is designed for investors with an above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll-free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +19.41% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.14% (quarter ended Sept. 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - International Opportunity Fund | Class 1, Columbia Variable Portfolio - International Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,218
Columbia Variable Portfolio - International Opportunity Fund | Class 2, Columbia Variable Portfolio - International Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	682
10 years	rr_ExpenseExampleYear10	1,505
Columbia Variable Portfolio - International Opportunity Fund | Class 3, Columbia Variable Portfolio - International Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	356
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,368
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(28.69%)
2002	rr_AnnualReturn2002	(18.25%)
2003	rr_AnnualReturn2003	28.07%
2004	rr_AnnualReturn2004	17.41%
2005	rr_AnnualReturn2005	13.86%
2006	rr_AnnualReturn2006	24.17%
2007	rr_AnnualReturn2007	12.68%
2008	rr_AnnualReturn2008	(40.43%)
2009	rr_AnnualReturn2009	27.54%
2010	rr_AnnualReturn2010	13.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.14%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — International Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	13.89%
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	1.91%
Columbia Variable Portfolio - International Opportunity Fund | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
10 years	rr_AverageAnnualReturnYear10	3.94%
Columbia Variable Portfolio - International Opportunity Fund | Lipper International Large-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	8.82%
5 years	rr_AverageAnnualReturnYear05	2.33%
10 years	rr_AverageAnnualReturnYear10	3.06%
Columbia Variable Portfolio - Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (Index). The market capitalization range of the companies included within the Index was $219.6 million to $316.6 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. In addition to its primary investments in large-capitalization companies, the Fund may invest up to 20% of its net assets in small and mid-capitalization companies. The investment manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. Up to 25% of the Fund’s net assets may be invested in foreign investments. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occuring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +18.16% (quarter ended Dec. 31, 2001). • Lowest return for a calendar quarter was -28.79% (quarter ended Sept. 30, 2001).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Large Cap Growth Fund | Class 1, Columbia Variable Portfolio - Large Cap Growth Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	481
10 years	rr_ExpenseExampleYear10	1,088
Columbia Variable Portfolio - Large Cap Growth Fund | Class 2, Columbia Variable Portfolio - Large Cap Growth Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	616
10 years	rr_ExpenseExampleYear10	1,379
Columbia Variable Portfolio - Large Cap Growth Fund | Class 3, Columbia Variable Portfolio - Large Cap Growth Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,241
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(30.95%)
2002	rr_AnnualReturn2002	(26.10%)
2003	rr_AnnualReturn2003	21.43%
2004	rr_AnnualReturn2004	8.43%
2005	rr_AnnualReturn2005	8.61%
2006	rr_AnnualReturn2006	11.08%
2007	rr_AnnualReturn2007	3.07%
2008	rr_AnnualReturn2008	(44.35%)
2009	rr_AnnualReturn2009	37.00%
2010	rr_AnnualReturn2010	17.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.79%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Large Cap Growth Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	17.16%
5 years	rr_AverageAnnualReturnYear05	0.45%
10 years	rr_AverageAnnualReturnYear10	(2.88%)
Columbia Variable Portfolio - Large Cap Growth Fund | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
Columbia Variable Portfolio - Large Cap Growth Fund | Lipper Large-Cap Growth Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	15.13%
5 years	rr_AverageAnnualReturnYear05	2.38%
10 years	rr_AverageAnnualReturnYear10	(1.01%)
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Mid Cap Value Opportunity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. These equity securities generally include common stocks. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the market capitalization range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies included within the Index was $208.9 million to $19.4 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund’s net assets may be invested in stocks of smaller or larger companies. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•  how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

•  how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +23.27% (quarter ended Sept. 30, 2009). • Lowest return for a calendar quarter was -28.69% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund | Class 1, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	288
5 years	rr_ExpenseExampleYear05	503
10 years	rr_ExpenseExampleYear10	1,122
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund | Class 2, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.14%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	116
3 years	rr_ExpenseExampleYear03	367
5 years	rr_ExpenseExampleYear05	637
10 years	rr_ExpenseExampleYear10	1,412
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund | Class 3, Columbia Variable Portfolio - Mid Cap Value Opportunity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	573
10 years	rr_ExpenseExampleYear10	1,274
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.32%
2007	rr_AnnualReturn2007	10.35%
2008	rr_AnnualReturn2008	(45.10%)
2009	rr_AnnualReturn2009	40.93%
2010	rr_AnnualReturn2010	22.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.69%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Mid Cap Value Opportunity Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	22.51%
5 years	rr_AverageAnnualReturnYear05	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.75%
5 years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund | Lipper Mid-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	21.64%
5 years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Columbia Variable Portfolio - S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Index (S&P 500 or the Index). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. Under normal market conditions, the Fund will invest at least 80% (including the amount of any borrowings for investment purposes) of its net assets in securities that are contained in the S&P 500.

The Fund follows a passive or indexing investment approach in an attempt to mirror the performance of the Index. Keep in mind that the Fund has operating expenses and transaction costs, while the Index does not. This means that, while the Fund may track the Index closely, it is typically unable to match the performance of the Index exactly. While there is no guarantee, the investment manager, Columbia Management Investment Advisers, LLC, expects the correlation between the Fund and the Index to be at least 0.95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund’s performance therefore is expected to rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Tracking Error Risk. The Fund will not track the index perfectly and the Fund may not outperform the index. The tools that the investment manager uses to replicate the index are not perfect and the Fund’s performance may be impacted by the size of the Fund’s portfolio, the effectiveness of sampling techniques, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Class 1 and Class 2 are new and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 are new and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +15.79% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -21.84% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns(for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - S&P 500 Index Fund | Class 1, Columbia Variable Portfolio - S&P 500 Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	35
3 years	rr_ExpenseExampleYear03	109
5 years	rr_ExpenseExampleYear05	191
10 years	rr_ExpenseExampleYear10	433
Columbia Variable Portfolio - S&P 500 Index Fund | Class 2, Columbia Variable Portfolio - S&P 500 Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	330
10 years	rr_ExpenseExampleYear10	741
Columbia Variable Portfolio - S&P 500 Index Fund | Class 3, Columbia Variable Portfolio - S&P 500 Index Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	264
10 years	rr_ExpenseExampleYear10	594
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.46%)
2002	rr_AnnualReturn2002	(22.42%)
2003	rr_AnnualReturn2003	27.99%
2004	rr_AnnualReturn2004	10.27%
2005	rr_AnnualReturn2005	4.40%
2006	rr_AnnualReturn2006	15.27%
2007	rr_AnnualReturn2007	5.01%
2008	rr_AnnualReturn2008	(37.10%)
2009	rr_AnnualReturn2009	26.00%
2010	rr_AnnualReturn2010	14.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — S&P 500 Index Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	14.71%
5 years	rr_AverageAnnualReturnYear05	1.93%
10 years	rr_AverageAnnualReturnYear10	0.97%
Columbia Variable Portfolio - S&P 500 Index Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
Columbia Variable Portfolio - S&P 500 Index Fund | Lipper S&P 500 Objective Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper S&P 500 Objective Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	14.70%
5 years	rr_AverageAnnualReturnYear05	2.08%
10 years	rr_AverageAnnualReturnYear10	1.16%
Columbia Variable Portfolio - Select Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Select Large-Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +22.65% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -20.72% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Select Large-Cap Value Fund | Class 1, Columbia Variable Portfolio - Select Large-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	554
10 years	rr_ExpenseExampleYear10	1,256
Columbia Variable Portfolio - Select Large-Cap Value Fund | Class 2, Columbia Variable Portfolio - Select Large-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.07%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	109
3 years	rr_ExpenseExampleYear03	388
5 years	rr_ExpenseExampleYear05	688
10 years	rr_ExpenseExampleYear10	1,542
Columbia Variable Portfolio - Select Large-Cap Value Fund | Class 3, Columbia Variable Portfolio - Select Large-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[5]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	623
10 years	rr_ExpenseExampleYear10	1,406
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	4.53%
2006	rr_AnnualReturn2006	19.07%
2007	rr_AnnualReturn2007	(0.46%)
2008	rr_AnnualReturn2008	(39.46%)
2009	rr_AnnualReturn2009	26.12%
2010	rr_AnnualReturn2010	20.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Select Large-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	20.52%
5 years	rr_AverageAnnualReturnYear05	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2004
Columbia Variable Portfolio - Select Large-Cap Value Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2004
Columbia Variable Portfolio - Select Large-Cap Value Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2004
Columbia Variable Portfolio - Select Large-Cap Value Fund | Lipper Large-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	13.02%
5 years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2004
Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Select Smaller-Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses as indicated in the preceding table. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000® Index (Index) at the time of investment. The market capitalization range of the companies included within the Index was $7.7 million to $5.7 billion as of March 31, 2011. The market capitalization range of the companies in the Index is subject to change. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. Up to 25% of the Fund’s net assets may be invested in foreign investments. In pursuit of the Fund’s objective, the investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than a particular industry.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Sector Risk. If a fund emphasizes one or more economic sectors, or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Company Risk. Investments in small companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +31.51% (quarter ended June 30, 2009). • Lowest return for a calendar quarter was -24.40% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Select Smaller-Cap Value Fund | Class 1, Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	314
5 years	rr_ExpenseExampleYear05	548
10 years	rr_ExpenseExampleYear10	1,225
Columbia Variable Portfolio - Select Smaller-Cap Value Fund | Class 2, Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	392
5 years	rr_ExpenseExampleYear05	682
10 years	rr_ExpenseExampleYear10	1,512
Columbia Variable Portfolio - Select Smaller-Cap Value Fund | Class 3, Columbia Variable Portfolio - Select Smaller-Cap Value Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual (net) fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%	[6]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	618
10 years	rr_ExpenseExampleYear10	1,375
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(6.53%)
2002	rr_AnnualReturn2002	(17.06%)
2003	rr_AnnualReturn2003	47.85%
2004	rr_AnnualReturn2004	18.54%
2005	rr_AnnualReturn2005	4.83%
2006	rr_AnnualReturn2006	11.69%
2007	rr_AnnualReturn2007	(4.19%)
2008	rr_AnnualReturn2008	(38.59%)
2009	rr_AnnualReturn2009	39.81%
2010	rr_AnnualReturn2010	26.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Select Smaller-Cap Value Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	26.79%
5 years	rr_AverageAnnualReturnYear05	3.10%
10 years	rr_AverageAnnualReturnYear10	5.19%
Columbia Variable Portfolio - Select Smaller-Cap Value Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	26.85%
5 years	rr_AverageAnnualReturnYear05	4.47%
10 years	rr_AverageAnnualReturnYear10	6.33%
Columbia Variable Portfolio - Select Smaller-Cap Value Fund | Lipper Small-Cap Core Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	25.71%
5 years	rr_AverageAnnualReturnYear05	4.76%
10 years	rr_AverageAnnualReturnYear10	6.95%
Columbia Variable Portfolio - Short Duration U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio (VP) – Short Duration U.S. Government Fund (the Fund) seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities.
FEES AND EXPENSES OF THE FUND	cfvst1413032_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees, expenses or sales charges imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents, or imposed on Accounts that may own shares directly. If the additional fees, expenses or sales charges were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your investment at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect the fees and expenses that apply to your Contract or Qualified Plan or to Accounts that may own shares directly. Inclusion of these charges would increase expenses for all periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	cfvst1413032_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	323.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities that are denominated in currencies other than the U.S. dollar.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Forward Contracts. The Fund may enter into forward contracts (or forwards) for investment purposes, for risk management (hedging) purposes, and to increase flexibility. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to Counterparty Credit Risk.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.

Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll free 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

• how the Fund’s Class 3 share performance has varied for each full calendar year shown on the bar chart; and

• how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class 1 and Class 2 do not have one full calendar year of performance and therefore performance information for these classes is not shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Both the bar chart and the table do not reflect expenses that apply to your Accounts and Contracts. Inclusion of these charges would reduce total return for all periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information can be obtained by calling toll free 800.345.6611.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class 3 Annual Total Returns
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown: • Highest return for a calendar quarter was +3.09% (quarter ended Sept. 30, 2001). • Lowest return for a calendar quarter was -1.94% (quarter ended Dec. 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended Dec. 31, 2010)
Columbia Variable Portfolio - Short Duration U.S. Government Fund | Class 1, Columbia Variable Portfolio - Short Duration U.S. Government Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 1
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.52%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 1
1 year	rr_ExpenseExampleYear01	53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	656
Columbia Variable Portfolio - Short Duration U.S. Government Fund | Class 2, Columbia Variable Portfolio - Short Duration U.S. Government Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 2
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 2
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	429
10 years	rr_ExpenseExampleYear10	958
Columbia Variable Portfolio - Short Duration U.S. Government Fund | Class 3, Columbia Variable Portfolio - Short Duration U.S. Government Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class 3
Management fees	rr_ManagementFeesOverAssets	0.36%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class 3
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	363
10 years	rr_ExpenseExampleYear10	814
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.29%
2002	rr_AnnualReturn2002	5.83%
2003	rr_AnnualReturn2003	1.52%
2004	rr_AnnualReturn2004	0.85%
2005	rr_AnnualReturn2005	1.58%
2006	rr_AnnualReturn2006	3.84%
2007	rr_AnnualReturn2007	5.33%
2008	rr_AnnualReturn2008	(2.64%)
2009	rr_AnnualReturn2009	5.53%
2010	rr_AnnualReturn2010	3.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.94%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia VP — Short Duration U.S. Government Fund:
Label	rr_AverageAnnualReturnLabel	Class 3
1 year	rr_AverageAnnualReturnYear01	3.00%
5 years	rr_AverageAnnualReturnYear05	2.97%
10 years	rr_AverageAnnualReturnYear10	3.08%
Columbia Variable Portfolio - Short Duration U.S. Government Fund | Barclays Capital U.S. 1-3 Year Government Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-3 Year Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	2.40%
5 years	rr_AverageAnnualReturnYear05	4.32%
10 years	rr_AverageAnnualReturnYear10	4.07%
Columbia Variable Portfolio - Short Duration U.S. Government Fund | Lipper Short U.S. Government Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short U.S. Government Funds Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
1 year	rr_AverageAnnualReturnYear01	2.76%
5 years	rr_AverageAnnualReturnYear05	3.87%
10 years	rr_AverageAnnualReturnYear10	3.57%

[1]	The expense ratios have been adjusted to reflect current fees.
[2]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.765% for Class 1, 1.015% for Class 2 and 0.89% for Class 3.
[3]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.895% for Class 1, 1.145% for Class 2 and 1.02% for Class 3.
[4]	Other expenses for Class 1 and Class 2 are based on estimated amounts for the current fiscal year.
[5]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.825% for Class 1, 1.075% for Class 2, and 0.95% for Class 3.
[6]	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.955% for Class 1, 1.205% for Class 2 and 1.08% for Class 3.